CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Accounts receivable, allowance	$ 28,671	$ 21,397
Deferred revenue	110,342	119,042
Accrued expenses and other liabilities	318,118	221,901
Customers' refundable fees	80,184	42,392
Income tax payable	$ 4,817	35,394
Amounts due to a related party		660
PRC Domestic Entities [Member]
Deferred revenue	$ 31,154	30,671
Accrued expenses and other liabilities	30,279	64,846
Customers' refundable fees	65,343	17,637
Income tax payable	$ (853)	$ 6,742
Amounts due to a related party